Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Conditional advances	$ 1,521	$ 1,448
Lease debts	38,362	42,948
EIB loan	31,804	18,046
EIB warrants	6,384	7,797
Other non-current financial liabilities	12,447	12,884
Total non-current financial liabilities and non-current lease debts	96,710	92,073
Lease debts	8,357	8,502
Other current financial liabilities	131	126
Total current financial liabilities and current lease debts	13,476	13,790
Trade payables	18,213	19,069
Other current liabilities	9,184	10,219
Total financial liabilities	137,583	135,151
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
State Guaranteed loan PGE	6,191	8,950
State Guaranteed loan « PGE »	$ 4,988	$ 5,162